Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 24 — COMMITMENTS AND CONTINGENCIES

Commitments

In September of 2021, we entered into a sponsorship agreement with the Brooklyn Nets LLC (commonly known as “Brooklyn Nets”), a professional basketball team in the National Basketball Association (“NBA”). The sponsorship agreement allowed us to be an official sponsor of the Brooklyn Nets and their Women’s National Basketball Association (“WNBA”) affiliate the New York Liberty through their final game of the 2023-2024 NBA season, which was in September 2024. The sponsorship included the placement of a Webull-branded patch on players’ uniforms and various media, marketing, and promotional activities. The total sponsorship fee commitment was $90,000,000. During 2024, 2023 and 2022, we made $11,000,000, $22,000,000 and $37,000,000, respectively, in sponsorship payments.

On December 5, 2023, Hunan Shuibao Zhiye Co. Ltd., a subsidiary of ours located in Changsha, China, entered into an agreement with the City of Changsha for the right to use 288,680 square feet of land located in Riverside New Town Area, Yuelu District for the purposes of constructing a research and development center (the “Land Use Agreement”). The Land Use Agreement had required that construction commence by October 4, 2024, but on October 9, 2024 the construction commencement date was extended to October 4, 2025. Construction is required to be completed by December 31, 2026. The Land Use Agreement expires on December 4, 2063.

Contingencies

General Matters

We are subject to contingencies arising in the ordinary course of our business, including contingencies related to legal, regulatory, non-income tax and other matters. We record an accrual for loss contingencies at management’s best estimate when we determine that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the reasonable estimate is a range and no amount within that range is considered a better estimate than any other amount, an accrual is recorded based on the bottom amount of the range. If a loss is not probable, or a probable loss cannot be reasonably estimated, no accrual is recorded. Amounts accrued for contingencies in the aggregate were $2,206,905 and $970,000 as of December 31, 2024 and 2023, respectively.

Regulatory Matters

The securities industry is highly regulated and many aspects of our business involve substantial risk of liability. Recently, there has been an increase in litigation and regulatory investigations involving the brokerage and cryptocurrency industries. Federal and state regulators, exchanges, or other SROs investigate issues related to regulatory compliance that may result in enforcement action. We are also subject to periodic regulatory audits and inspections that could in the future lead to enforcement investigations or actions.

Indemnification Agreement

We have an indemnification obligation to our clearing broker for any debit balance in customer accounts that are on an introduced basis. Debit balances may result from, but not limited to, fraudulent, unlawful, or otherwise customer behavior and insufficient collateral with respect to customers’ margin/securities lending balances. As of December 31, 2023, we had estimated and recorded a contingent liability in the amount of $557,103. However, we determined that as of December 31, 2024 we had no contingent liability and, therefore, have reversed the prior year accrual.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 5—Commitments and Contingencies

Shareholder and Registration Rights

Pursuant to a registration and shareholder rights agreement entered into on June 23, 2022, the holders of Founder Shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans and Extension Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and Extension Loans), have registration rights to require the Company to register a sale of any of the securities held by them. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting and Advisory Agreement

The underwriter was entitled to an underwriting discount of $0.20 per Unit, or $4.0 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.35 per Unit, or approximately $7.0 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

The Company also engaged Cohen & Company Capital Markets (“CCM”) to provide consulting and advisory services to the Company in connection with the Initial Public Offering, for which it would receive (i) an advisory fee of $400,000, paid upon the closing of the Initial Public Offering, and (ii) a deferred advisory fee of $700,000 (payable solely in the event that the Company completes the initial Business Combination). The underwriter has reimbursed a portion of its fees to cover for the fees payable to CCM.

In connection with the consummation of the Partial Over-Allotment Exercise, the underwriter and CCM were entitled to an additional fee in the aggregate amount of $192,000, paid upfront on July 20, 2022, and $336,000 in deferred underwriting and advisory commissions (net of the reimbursement from the underwriter to cover for the fees payable to CCM).

On February 27, 2024, Deutsche Bank Securities Inc., agreed to waive its entitlement to the payment of any underwriting discount due to it pursuant to the Underwiring Agreement in connection with the Company’s potential business combination with Webull.

Non-Redemption Agreements

In connection with the First Extension Meeting to approve the First Extension Amendment Proposal, the Company and Sponsor entered into non-redemption agreements (the “Non-Redemption Agreements”) with several unaffiliated third parties (the “Investors”), pursuant to which such third parties agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 8,530,242 Class A ordinary shares, par value $0.0001 per share (the “Class A Ordinary Shares”) of the Company in connection with the First Extension Amendment Proposal. In exchange for the foregoing commitments not to redeem such Class A Ordinary Shares of the Company, (i) the Sponsor agreed to surrender to the Company and surrender and forfeit for no consideration an aggregate of 1,279,536 Class B ordinary shares, par value $0.0001 per share (the “Class B Ordinary Shares” and together with the Class A Ordinary Shares, the “Ordinary Shares”) of the Company and (ii) the Company agreed to issue or cause to be issued to the Investors for no additional consideration an aggregate of 1,279,536 Class A Ordinary Shares of the Company, each in connection with the Company’s completion of its initial business combination. The Non-Redemption Agreements increased the amount of funds that remain in the Company’s Trust Account following the First Extension Meeting.

The Company estimated the aggregate fair value of the Class A Ordinary Shares attributable to the Investors to be $274,826 or $0.21 per share. Accordingly, in substance, it was recognized by the Company as an expense to induce these holders of the Class A shares not to redeem, with a corresponding charge to additional paid-in capital to recognize the fair value of the shares transferred as an offering cost.

The fair value of the Class A Ordinary Shares was based on a Monte Carlo model using the following significant inputs:

December 27, 2023
Stock price	$10.86
Volatility	40.00%
Term (years)	1.59
Risk-free rate	4.44%

Business Combination Agreement

On February 27, 2024, the Company (“SPAC”), Webull Corporation, an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Webull”), Feather Sound I Inc., an exempted company limited by shares incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Webull (“Merger Sub I”), and Feather Sound II Inc., an exempted company limited by shares incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Webull (“Merger Sub II”, collectively with Merger Sub I, the “Merger Subs” and each a “Merger Sub”), entered into a business combination agreement (the “Business Combination Agreement”).

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement, (i) immediately prior to the effective time of the First Merger (as defined below) (the “First Merger Effective Time”), Webull will effectuate the Company Capital Restructuring (as defined in the Business Combination Agreement), (ii) promptly following the Webull Capital Restructuring and at the First Merger Effective Time, Merger Sub I will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly owned subsidiary of Webull (sometimes referred to herein as the “Surviving Entity”), and (iii) promptly following the First Merger and at the effective time of the Second Merger (as defined below) (the “Second Merger Effective Time”), the Surviving Entity will merge with and into Merger Sub II (the “Second Merger”, together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly owned subsidiary of Webull. The Webull Capital Restructuring, the Mergers and each of the other transactions contemplated by the Business Combination Agreement or other transaction documents are collectively referred to as the “Transactions” or the “Business Combination”.

Concurrently with the execution and delivery of the Business Combination Agreement, SPAC, Webull and Sponsor and certain directors (collectively, “SPAC Insiders”) have entered into a support agreement (the “Sponsor Support Agreement”), pursuant to which, each SPAC Insider agreed, among other things, (a) at any meeting of SPAC shareholders called to seek the SPAC Shareholders’ Approval or SPAC Shareholder Extension Approval (as defined in the Business Combination Agreement), or in connection with any written consent of SPAC shareholders or in any other circumstances upon which a vote, consent or other approval with respect to the Business Combination Agreement and the Transactions, such SPAC Insider (i) agreed to, if a meeting is held, appear at such meeting or otherwise cause the SPAC Class B Ordinary Shares held by such SPAC Insider to be counted as present at such meeting for purposes of establishing a quorum, and (ii) vote or cause to be voted the SPAC Class B Ordinary Shares held by such SPAC Insider in favor of the SPAC Shareholders’ Approval or the SPAC Shareholder Extension Approval; and (b) subject to the exceptions set forth in the Sponsor Support Agreement, agreed to become subject to certain transfer restrictions with respect to (i) any Company Ordinary Shares held by each SPAC Insider immediately after the First Merger Effective Time (as defined in the Business Combination Agreement) during a period of twelve (12) months from and after the Closing Date (as defined in the Business Combination Agreement), (ii) Company Warrants or Class A Ordinary Shares underlying such warrants held by each SPAC Insiders immediately after the First Merger Effective Time until thirty (30) days after the Closing Date.

Sponsor also agreed to surrender and forfeit for no consideration up to 2,000,000 SPAC Class B Ordinary Shares held by Sponsor in connection with the execution of additional Non-Redemption Agreements following the date of the Business Combination Agreement. In addition, on the terms and subject to the conditions of the Sponsor Support Agreement, Webull agreed to indemnify Sponsor and each other SPAC Insider for any U.S. federal (and applicable U.S. state and U.S. local) income taxes, together with any interests and penalties (the “Indemnifiable Amounts”) payable by Sponsor or the SPAC Insiders, as applicable, solely arising from or attributable to the failure of the Mergers (as defined in the Business Combination Agreement) to qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) or as an exchange described in Section 351 of the Code (the “Intended Tax Treatment”), provided, however, that the Company shall not have any liability in respect of any Indemnifiable Amounts to the extent that the aggregate amount of such Indemnifiable Amounts exceeds $5,000,000.

On December 5, 2024, the parties to the Business Combination Agreement entered into an Amendment to Business Combination Agreement (the “Amendment to Business Combination Agreement”). The Amendment to Business Combination Agreement provides for, among other things:

●	Issuance of Incentive Warrants (as defined in the Business Combination Agreement) to certain shareholders of Webull in connection with the Mergers (as defined in the Business Combination Agreement) and an amendment and restatement of the Form of Incentive Warrant Agreement (as defined in the Business Combination Agreement);

●	An amendment and restatement of the definition of “Founder HoldCo,” “Incentive Warrants” and “Share Subdivision Factor” (each as defined in the Business Combination Agreement), and all references therein;

●	An amendment and restatement of the calculation of SPAC Class B Ordinary Shares (as defined in the Business Combination Agreement) held by the Founder HoldCo;

●	Removal of SPAC’s right to designate an observer to the board of directors of Webull; and

●	An amendment and restatement of the Amended Company Charter (as defined in the Business Combination Agreement).

Additionally, on December 5, 2024, the parties to the Sponsor Support Agreement entered into an Amendment to Sponsor Support Agreement (the “Amendment to Sponsor Support Agreement”), which provides that to the extent the aggregate amount of SPAC Class B Ordinary Shares to be surrendered and forfeited by Sponsor pursuant to the Additional Non-Redemption Agreements is less than 2,000,000, Sponsor shall surrender and forfeit up to the balance of such 2,000,000 SPAC Class B Ordinary Shares in an amount determined by and upon the written request of Webull. As a result, Sponsor may not be required to surrender and forfeit such amount of SPAC Class B Ordinary Shares in full or at all.

Lastly, on December 5, 2024, Webull and the SPAC Insiders entered into an Indemnity Letter Agreement (the “Indemnity Letter Agreement”). The Indemnity Letter Agreement provides that, among other things:

●	Webull shall indemnify, to the extent permitted by law, each SPAC Insider, its officers, directors and employees and each person who controls such SPAC Insider (if applicable) (within the meaning of the Securities Act of 1933, as amended (the “Securities Act”)), against all losses resulting from or based upon any untrue or alleged untrue statement of a material fact contained in the Registration Statement (as defined in the Indemnity Letter Agreement), Prospectus (as defined in the Indemnity Letter Agreement) or preliminary Prospectus, any issuer free writing prospectus as defined in Rule 433(h) under the Securities Act, any Webull information that Webull has filed or is required to file pursuant to Rule 433(d) under the Securities Act, any written communication (within the meaning of Rule 405 under the Securities Act) with investors, or any omission or alleged omission of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

●	In connection with the Registration Statement in which a SPAC Insider is participating, such SPAC Insider shall furnish to Webull in writing the SPAC Insider Information (as defined in the Indemnity Letter Agreement) and to the extent permitted by law, shall indemnify Webull, its directors, officers and agents and each person who controls Webull (within the meaning of the Securities Act) against all losses resulting from any untrue or alleged untrue statement of material fact contained in any Registration Statement, Prospectus or preliminary Prospectus, any issuer free writing prospectus as defined in Rule 433(h) under the Securities Act, any Webull information that Webull has filed or is required to file pursuant to Rule 433(d) under the Securities Act, any written communication (within the meaning of Rule 405 under the Securities Act) with investor, or any omission or alleged omission of a material fact required to be stated therein or necessary to make the statements therein not misleading to the extent that such untrue statement or alleged untrue statement or omission or alleged omission of a material fact are made in reliance upon any information or affidavit furnished in writing by such SPAC Insider expressly for use therein.

Advances from Webull

The Company and Webull have agreed to a fee-sharing arrangement in which Webull will cover 75% of the monthly extension payments into the Trust Account, along with other operating costs. As of December 31, 2024, Webull has advanced $1,383,537 to the Company for these expenses.